Income Taxes (Details 3) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss carryforwards	$ 23,727,093	$ 21,320,935
Net operating loss carryforwards - foreign	20,227	16,551
Excess of tax basis over book value of property and equipment	4,240	(2,229)
Excess of tax basis over book value of intangible assets	73,705	146,943
Stock-based compensation	1,607,841	1,520,209
Accrued employee compensation	357,869	83,393
Captialized equity costs	49,471	49,471
Inventory reserve	38,323	29,510
Gross deferred tax assets	25,878,769	23,164,783
Valuation allowance	(25,878,769)	(23,164,783)
Net deferred tax assets	$ 0	$ 0